UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Raptor Capital Management LP
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Address:   50 Rowes Wharf, 6th Floor
           --------------------------------------------------
           Boston, MA  02110
           --------------------------------------------------

Form 13F File Number:  028-13530
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian Daly
           --------------------------------------------------
Title:     Attorney-in-Fact
           --------------------------------------------------
Phone:     617-772-4120
           --------------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Brian Daly                     Boston, MA                11/14/2009
   --------------------------   ------------------------------    -----------
           [Signature]                 [City, State]                 [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                               -------------

Form 13F Information Table Entry Total:             3
                                               -------------

Form 13F Information Table Value Total:          $1,001
                                               -------------
                                               (in thousands)


List of Other Included Managers:

No. 13F File Number Name

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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                                                     Form 13F INFORMATION TABLE


              COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4         COLUMN 5    COLUMN 6  COLUMN 7          COLUMN 8
----------------------------- -------------- ---------  --------   ---------------- ---------- -------- ------------------------
                                                         VALUE     SHRS OR SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER            TITLE OF CLASS   CUSIP    (x$1000)   PRN AMT PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
----------------------------- -------------- ---------  --------   ------- --- ---- ---------- -------- -------   ------    ----

CROCS INC                           COM      227046109     294      44,202 SH         Sole        0      44,202      0        0
E TRADE FINANCIAL CORP              COM      269246104      27      15,259 SH         Sole        0      15,259      0        0
SELECT COMFORT CORP                 COM      81616X103     680     143,119 SH         Sole        0     143,119      0        0

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